Related Party Transactions	3 Months Ended
Mar. 31, 2018
Notes
Related Party Transactions

6.        Related Party Transactions

During the three months ended March 31, 2018, we recorded $15,000 in fees for management consulting services provided by 2002 Management Inc., a consulting firm owned by Mr. Michael Mildenberger, our CEO, pursuant to a consulting agreement dated July 7, 2017 (the “Consulting Agreement”). As of March 31, 2018, there were $5,000 in consulting fees payable to 2002 Management Inc. Effective February 1, 2018, Mr. Mildenberger entered into an employment agreement with us and the Consulting Agreement was terminated.

During the three months ended March 31, 2018, we recorded $15,000 in fees for regulatory compliance services provided by Mr. Giovani Soleti, our acting chief operating officer, pursuant to a consulting agreement dated July 7, 2017. As of March 31, 2018, there were $9,350 in prepaid expenses to Mr. Soleti.

During the period from July 7, 2017 (date of inception) through December 31, 2017, we acquired, through the issuance of 14,250,000 shares of our common stock, software from Funding Wonder, Inc., our affiliate, in connection with the development of our web hosted financial platform. The value of the acquired software was based on the historical cost of the software, which was recorded as $817,469 on the acquisition date of August 11, 2017. Additionally, we also recorded a license fee of $40,000 in connection with this transaction which is included in total acquired software costs. During the three months ended March 31, 2018 we incurred $10,000 of additional costs in the development of our web hosted financial platform. Total capitalized software costs as of March 31, 2018 were $926,352.

Effective February 1, 2018, we entered into a Consulting Agreement with seriesOne Holdings, Inc., formerly, Funding Wonder, Inc. (“seriesOne Holdings”), our affiliate, pursuant to which we engaged seriesOne Holdings to provide executive management services to us. Under the terms of the agreement, we are required to pay a monthly fee of $12,000. The Consulting Agreement provides for an initial term of 12 months and can be renewed for successive 12-month periods. The Consulting Agreement is terminable by either party upon 10 days prior notice to the other party, or immediately by either party up on a breach of a material provision of the Consulting Agreement. During the three months ended March 31, 2018 we recorded $27,904 in consulting fees. We recorded consulting fees payable of $24,000 which is included in related party payables in our balance sheet as of March 31, 2018.

On July 7, 2017, we entered into a sublease agreement with Funding Wonder, Inc., our affiliate, for the lease of our corporate facility in Miami, Florida. The term of the sublease is monthly and can be terminated by either party with thirty-days’ notice. The monthly lease payment is $5,600 per month. During the three months ended March 31, 2018, we recorded rent expense of $16,800.

On October 18, 2017, we entered into a Promissory Note in the principal amount of $50,000 (the “Note”) with a private investor who is also an affiliate. The Note bears interest at the rate of 3% per annum and all principal and accrued interest is due on October 18, 2018. During the three months ended March 31, 2018, we recorded interest expense of $375. As of March 31, 2018, the principal balance outstanding and accrued interest payable was $50,000 and $687, respectively.